Goodwill - Gross Amount and Accumulated Impairment Losses by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Gross amount	$ 4,118,850	$ 3,268,083
Accumulated impairment losses	(4,012)	(4,012)
Goodwill, net	4,114,838	3,264,071	$ 3,270,952
Issuer Solutions
Goodwill
Gross amount	98,276	99,465
Accumulated impairment losses	(1,787)	(1,787)
Goodwill, net	96,489	97,678	94,946
Merchant Solutions
Goodwill
Gross amount	2,984,609	2,132,653
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	2,982,384	2,130,428	2,141,836
Consumer Solutions
Goodwill
Gross amount	1,035,965	1,035,965
Goodwill, net	$ 1,035,965	$ 1,035,965	$ 1,034,170